Contingent and Deferred Consideration Payable	3 Months Ended
Mar. 31, 2022
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable	Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(1,436)
Additions in the period	—
(Gain) / loss	6,154
Other	303
Balance at March 31, 2022	$35,836
Current	$20,520
Non-current	$15,316

During the three months ended March 31, 2022:

•
The Company paid $1,436 of the contingent consideration payable in respect to the merchant portfolios acquired in prior years.
•
The Company recorded a $6,154 loss on contingent consideration payable related to a previous acquisition in which the terms of the agreement were modified during the current quarter.

The contingent and deferred consideration of $35,836 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $15,316 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.